RISK MANAGEMENT - Maximum exposure level to the credit risk (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	$ 212,922,513	$ 202,991,372
Financial assets pledged as collateral for liabilities or contingent liabilities	(1,121,219)	(2,827,817)
Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	17,392,393	18,279,480
Financial assets pledged as collateral for liabilities or contingent liabilities	(974,499)	(2,352,373)
Net exposure	16,417,894	15,927,108
Credit risk [member]
Disclosure Of Risk Management [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	(974,499)	(2,352,373)
Debt Securities
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	15,614,134	15,745,530
Financial assets pledged as collateral for liabilities or contingent liabilities	(974,436)	(2,352,276)
Net exposure	14,639,698	13,393,254
Debt Securities | Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	15,614,134	15,745,530
Net exposure	15,599,533	15,730,748
Debt Securities | Credit risk [member]
Disclosure Of Risk Management [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	(974,436)	(2,352,276)
Derivative financial instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	549,836	894,001
Financial assets pledged as collateral for liabilities or contingent liabilities	(63)	(97)
Net exposure	549,773	893,905
Derivative financial instruments [member] | Credit risk [member]
Disclosure Of Risk Management [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	(63)	(97)
Trading equity securities
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,228,423	1,639,949
Financial assets pledged as collateral for liabilities or contingent liabilities	0	0
Net exposure	1,228,423	1,639,949
Trading equity securities | Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,228,423	1,639,949
Net exposure	1,228,423	1,639,949
Trading equity securities | Credit risk [member]
Disclosure Of Risk Management [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 0	$ 0